Employee Benefits - Additional Information (Detail)	1 Months Ended	3 Months Ended
	Sep. 30, 2018 Employee	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amount paid in severance benefits over the period		$ 807,000,000
Post employment benefits liability		1,300,000,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Remeasurement gain		96,000,000	$ 0
Charge due to difference between estimated and actual return on assets		150,000,000
Credit due to change in discount rate assumption		54,000,000
Pension | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Employer discretionary contribution amount		300,000,000	$ 1,000,000,000.0
Pension | Nonqualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan contributions by employer		$ 0
2018 Voluntary Separation Program
Defined Benefit Plan Disclosure [Line Items]
Number of employees have separated or will separate from the Company | Employee	10,400